Summary of Significant Accounting Policies and Basis of Presentation, Revenue Recognition (FY) (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2020	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition [Abstract]
Revenue		$ 618,698	$ 551,948	$ 1,149,670	$ 943,747	$ 724,743
Revenue recognized					3,700	13,500
Cash received from government stimulus programs	$ 24,000
Advances from government grants	$ 17,200
Outstanding liability				0	3,742
Services for Patient Visits [Member]
Revenue Recognition [Abstract]
Revenue		439,200	392,800	818,500	683,000	542,000
Other Revenue [Member]
Revenue Recognition [Abstract]
Revenue		$ 5,212	$ 5,053	11,738	5,505	3,224
Revenue recognized				4,300
HHS Grant Income [Member]
Revenue Recognition [Abstract]
Revenue				0	$ 0	$ 6,841
Revenue recognized				$ 6,800